Offerings - Offering: 1	May 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.00005 per share
Amount Registered | shares	48,000,000
Proposed Maximum Offering Price per Unit	3.06
Maximum Aggregate Offering Price	$ 146,880,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,487.33
Offering Note	(1) American depositary shares issuable upon deposit of the Class A ordinary shares registered hereby have been registered under separate registration statement on Form F-6, as amended (File No.: 333-214177). Each American depositary share represents eight Class A ordinary shares. (2) Calculated in accordance with Rule 457(a) of the Securities Act of 1933, as amended.